Security Deposits on Aircraft, Overhaul Rentals and Other Customer Deposits (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Security Deposits on Aircraft, Deferred Overhaul Rentals and Other Customer Deposits
Security deposits paid by lessees	$ 1,123,477	$ 1,089,771	$ 1,081,021
Overhaul rentals	693,748	718,472	529,834
Other customer deposits	206,396	227,189	197,538
Total		$ 2,035,432	$ 1,808,393